Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (10,990)	$ (11,755)	$ (7,825)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	374	239	131
Non-cash finance expenses (income), net	446	(206)	(279)
Net changes in operating lease assets and liabilities	(97)	(148)	119
Gain from disposal of assets			(16)
Share-based compensation	369	(219)	(1,751)
Changes in operating assets and liabilities:
Prepaid expenses	(165)	(137)	(19)
Other assets	134	(26)	(55)
Inventory	847	(1,117)	(1,405)
Accounts payable	(232)	64	10
Other payables and accrued expenses	(500)	1,028	51
Short-term employee benefits	(114)	45	492
Net cash used in operating activities	(9,928)	(12,232)	(10,547)
CASH FLOWS FROM INVESTING ACTIVITIES:
Restricted deposits	226	(224)
Short term deposits	(3,500)
Decrease in short term deposits	3,500
Grants received for property and equipment		250
Purchase of property and equipment	(67)	(1,365)	(500)
Net cash provided by (used in) investing activities	159	(1,339)	(500)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of shares, net of issuance costs	7,551		27,870
Proceeds from issuance promissory notes	2,870
Proceeds from issuance warrants liability	306
Net cash provided by financing activities	10,727		27,870
Effect of change in exchange on cash balances in foreign currencies	128	(550)	(1,906)
Net change in cash and restricted deposits	1,086	(14,121)	14,917
Cash and restricted deposits at beginning of year	6,672	20,793	5,876
Cash and restricted deposits at end of year	7,758	6,672	20,793
Supplemental disclosure of cash flow information
Shares issued for SEPA financing	100
Lease liabilities arising from obtaining right-of-use assets		55	319
Modification of lease contract	116
Classification of inventory to property and equipment		195
Classification of property and equipment to inventory	342
Classification of liability classified share-based compensation awards to equity	$ 302